Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Promissory note payable to related party	$ 1,634,407	$ 695,049	$ 12,500
Related parties [member]
IfrsStatementLineItems [Line Items]
Promissory note payable to related party	$ 850,000